Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2021	2022
	US$	US$
Vendor payable	7,395	10,472
Shipping charges payable and others	17,745	21,101

Accounts Payable	25,140	31,573